Post balance sheet events	6 Months Ended
Mar. 31, 2024
Post balance sheet events
Post balance sheet events
10.	Post balance sheet events

D2BW Limited, an existing shareholder beneficially owned by Arqit’s Founder, Chairman and Chief Executive Officer, David Williams, and Founder and Chief Technology Officer, David Bestwick purchased 1,241,379 ordinary shares from Arqit, with total gross proceeds to Arqit prior to the deduction of expenses of approximately $900,000. The purchase price per share was $0.725, which was the closing price of Arqit’s ordinary shares as reported by Nasdaq on 28 March 2024. No warrants were granted in connection with the purchase. The transaction closed on 15 April 2024.